Net Defined Benefit Liability (Asset)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Net Defined Benefit Liability (Asset)
24. NET DEFINED BENEFIT LIABILITY(ASSET)
The Group’s pension plan is based on the defined benefit retirement pension plan. Employees and directors with one or more years of service are entitled to receive a payment upon termination of their employment, based on their length of service and rate of salary at the time of termination. The assets of the plans are measured at their fair value at the end of reporting date. The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.
The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows:

Volatility of asset	The defined benefit obligation was estimated with an interest rate calculated based on blue chip corporate bonds earnings. A deficit may occur if the rate of return of plan assets falls short of the interest rate.

Decrease in profitability of blue chip bonds	A decrease in profitability of blue chip bonds will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation.

Risk of inflation	Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.

(1)	Details of net defined benefit liability are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Present value of defined benefit obligation	1,610,680	1,618,098
Fair value of plan assets	(1,564,101)	(1,591,458)

Net defined benefit liabilities (*)	46,579	26,640

(*)
Net defined benefit liability of 46,579 million Won and 26,640 million Won as of December 31, 2020 and 2021 is the subtracted amount of the net defined benefit asset of 5,658 million Won and 21,346 million Won from the net defined benefit liability of 52,237 million Won and 47,986 million Won.

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

		For the years ended December 31
		2019	2020	2021
	Beginning balance	1,275,020	1,442,859	1,610,680
	Transfer-in / out	93	—	—
	Current service cost	163,369	174,509	178,416
	Interest cost	32,693	34,653	39,814
Remeasurements	Financial assumption	32,831	(20,838)	(92,367)
	Demographic assumptions	49,453	4,161	(251)
	Experience adjustment	(33,518)	(4,481)	(12,155)
	Retirement benefit paid	(79,908)	(55,864)	(106,050)
	Foreign currencies translation adjustments	179	(119)	165
	Business combination	4,674	34,001	—
	Others	(2,027)	1,799	(154)

	Ending balance	1,442,859	1,610,680	1,618,098

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Beginning balance	1,101,911	1,352,971	1,564,101
Transfer-in / out	93	—	—
Interest income	30,937	34,534	40,927
Remeasurements	125	(7,666)	(15,022)
Employer’s contributions	292,095	211,505	103,251
Retirement benefit paid	(76,304)	(52,627)	(99,523)
Business combination	6,369	27,599	—
Others	(2,255)	(2,215)	(2,276)

Ending balance	1,352,971	1,564,101	1,591,458

(4)	Fair value of plan assets as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Cash and due from banks	1,564,101	1,591,458
Meanwhile, among plan assets, realized returns on plan assets amount to 26,868 million Won and 25,905 million Won for the years ended December 31, 2020 and 2021, respectively. The contribution expected to be paid in the next accounting year amounts to 162,374 million Won.
(5)	Amounts related to the defined benefit plan that are recognized in the consolidated statements of comprehensive income are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Current service cost	163,369	174,509	178,416
Net interest income (expense)	1,756	119	(1,113)

Cost recognized in net income	165,125	174,628	177,303

Remeasurements (*)	48,641	(13,492)	(89,751)

Cost recognized in total comprehensive income	213,766	161,136	87,552

(*)	Amount before tax
Meanwhile, retirement benefits related to defined contribution plans recognized as expenses are 3,297 million Won, 3,827 million Won and 4,494 million Won for the years ended December 31, 2019, 2020 and 2021, respectively.

(6)	Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Discount rate	2.18 ~ 2.50%	2.13% ~ 2.97%	2.40% ~ 3.49%
Future wage growth rate	1.89 ~ 6.00%	2.05% ~ 7.00%	2.03% ~ 5.56%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification
The weighted average maturity of defined benefit liability is a minimum of 5.49 to a maximum 11.4 years.

(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2020	December 31, 2021
Discount rate	Increase by 1% point	(165,754)	(161,428)
	Decrease by 1% point	195,475	189,630
Future wage growth rate	Increase by 1% point	193,149	188,392
	Decrease by 1% point	(167,037)	(163,431)